SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of subsidiaries and functional currencies	The Company’s and its subsidiaries functional currencies are as follows:

Entity	Currency	Ownership
Cybin Corp.	Canadian dollars	100%
Journey	Canadian dollars	100%
Serenity	Canadian dollars	100%
Cybin US1	Canadian dollars	100%
Adelia	U.S. dollars	100%
Cybin IRL Limited	U.S. dollars	100%
[1] For accounting purposes, Cybin US is a wholly-owned subsidiary of Cybin. Certain Former Adelia Shareholders hold Class B Shares in Cybin US (see note 4).